8. Related Parties (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Due to Related Parties - Short Term		$ 358,266		$ 358,266		$ 451,879	$ 27,427
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Interest Expense		0	$ 1,798	11,880	$ 7,164	$ 353,464	182,319
Note Receivable - Related Party		15,742		15,742		15,000	0
Net advances						369,000	345,000
Convertible Note Payable - Net of Discounts		$ 0		0		0	5,833
Contributed by Shareholder						158,000
Stock Issued During Period, Value, Other				415,136
Derivatives on Preferred Stock Issued							47,000
Preferred Stock
Contributed by Shareholder							$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities							428,585
Debt Conversion, Original Debt, Amount							$ 857,170
Stock Issued During Period, Shares, Other							303,433
Stock Issued During Period, Value, Other						0	$ 250,000
Derivatives on Preferred Stock Issued							0
Investor
Interest Expense				$ 11,880	$ 3,509	9,716	33,300
Convertible Note Payable - Net of Discounts							$ 100,000
Debt Instrument, Convertible, Conversion Price							$ 2.00
Debt Conversion, Original Debt, Interest Rate of Debt							10.00%
Investor 1
Note Receivable - Related Party						15,000
Derivative Liability							$ 101,605
Pricing model used							Black-Scholes option pricing model
Exercise price	$ 2.00						$ 2.00
Share Price	$ 2.05						$ 2.28
Dividend rate	0.00%						0.00%
Volatility rate	176.00%						166.00%
Risk Free Interest Rate	0.50%						0.50%
Expected term	6 months						2 years
Unrealized loss						$ 1,600
Contributed by Shareholder	$ 73,000
Minimum
Debt Instrument, Interest Rate, Stated Percentage		5.00%		5.00%
Maximum
Debt Instrument, Interest Rate, Stated Percentage		8.00%		8.00%